Risk Management (Details 14) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Undiscounted cash flows of financial liabilities
Deposits from banks		R$ 258,817,072	R$ 255,199,712
Deposits from customers		364,689,433	357,592,351
Funds from issuance of securities		198,615,627	181,649,293
Subordinated debt		49,392,526	74,880,758
Other financial liabilities		79,121,127	62,598,235
Total liabilities		950,635,785	931,920,349
1 to 30 days
Undiscounted cash flows of financial liabilities
Deposits from banks		211,933,285	187,971,161
Deposits from customers		155,375,679	154,751,012
Funds from issuance of securities		5,525,148	2,715,463
Subordinated debt		756	303,419
Other financial liabilities	[1]	49,689,795	38,764,438
Total liabilities		422,524,663	384,505,493
31 to 180 days
Undiscounted cash flows of financial liabilities
Deposits from banks		7,951,703	11,043,189
Deposits from customers		5,905,668	8,321,457
Funds from issuance of securities		15,106,936	7,704,113
Subordinated debt		34,732	83,095
Other financial liabilities	[1]	13,312,723	11,790,526
Total liabilities		42,311,762	38,942,380
181 to 360 days
Undiscounted cash flows of financial liabilities
Deposits from banks		17,687,715	31,568,186
Deposits from customers		50,655,420	51,709,653
Funds from issuance of securities		64,755,163	57,416,558
Subordinated debt		33,848	6,290,777
Other financial liabilities	[1]	4,436,523	4,717,811
Total liabilities		137,568,669	151,702,985
1 to 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		16,148,899	18,339,106
Deposits from customers		152,739,946	142,724,058
Funds from issuance of securities		105,451,340	110,993,400
Subordinated debt		15,617,690	25,122,764
Other financial liabilities	[1]	9,071,260	3,672,499
Total liabilities		299,029,135	300,851,827
More than 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		5,095,470	6,278,070
Deposits from customers		12,720	86,171
Funds from issuance of securities		7,777,040	2,819,759
Subordinated debt		33,705,500	43,080,703
Other financial liabilities	[1]	2,610,826	3,652,961
Total liabilities		R$ 49,201,556	R$ 55,917,664

[1]	Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds. For more information on leases, in the amount of R$5,724,960 thousand, see note 37a.